Related Parties (Details)	Dec. 31, 2012 officer	Dec. 31, 2011
Hall-Houston Exploration III, L.P.
Related Party Transaction [Line Items]
Cost method investment ownership percentage	3.00%
Hall-Houston Exploration II, L.P.
Related Party Transaction [Line Items]
Cost method investment ownership percentage	3.00%
Hall-Houston Exploration IV, L.P.
Related Party Transaction [Line Items]
Cost method investment ownership percentage	3.00%
Discovery Offshore
Related Party Transaction [Line Items]
Equity investment ownership percentage	32.00%	28.00%
Number of Company officers on investee Board of Directors	2